UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22806

Oppenheimer Main Street Small Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 1/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 30, 2015* Unaudited

	Shares	Value

Common Stocks—97.5%

Consumer Discretionary—9.2%

Auto Components—2.0%
Dana Holding Corp.	231,903	$4,839,816

Diversified Consumer Services—0.9%
LifeLock, Inc.[1]	142,736	2,119,629

Hotels, Restaurants & Leisure—4.0%
Brinker International, Inc.	43,671	2,551,696

International Speedway Corp., Cl. A	58,735	1,708,601

Popeyes Louisiana Kitchen, Inc.[1]	44,240	2,540,261

Texas Roadhouse, Inc., Cl. A	79,398	2,666,979

		9,467,537

Specialty Retail—1.8%
Mattress Firm Holding Corp.[1]	74,630	4,300,181

Textiles, Apparel & Luxury Goods—0.5%
Iconix Brand Group, Inc.[1]	38,729	1,287,352

Consumer Staples—2.5%

Food Products—2.0%
Flowers Foods, Inc.	44,689	874,117

Pinnacle Foods, Inc.	111,949	4,026,805

		4,900,922

Personal Products—0.5%
Nu Skin Enterprises, Inc., Cl. A	29,366	1,203,419

Energy—4.2%

Energy Equipment & Services—0.5%
RigNet, Inc.[1]	32,878	1,125,085

Oil, Gas & Consumable Fuels—3.7%
Cone Midstream Partners LP1	113,244	2,363,403

Renewable Energy Group, Inc.[1]	210,834	1,842,689

Western Refining, Inc.	128,316	4,764,373

		8,970,465

	Shares	Value

Financials—23.9%

Capital Markets—0.6%
Investment Technology Group, Inc.[1]	69,085	$1,433,514

Commercial Banks—8.6%
BancorpSouth, Inc.	156,948	3,115,418

BankUnited, Inc.	113,301	3,133,906

First Niagara Financial Group, Inc.	426,259	3,461,223

FirstMerit Corp.	162,173	2,657,204

MB Financial, Inc.	113,895	3,235,757

Talmer Bancorp, Inc., Cl. A	119,990	1,622,265

Webster Financial Corp.	108,216	3,303,834

		20,529,607

Insurance—2.1%
Endurance Specialty Holdings Ltd.	42,877	2,620,642

James River Group Holdings Ltd.[1]	58,576	1,253,527

Old Republic International Corp.	80,654	1,132,382

		5,006,551

Real Estate Investment Trusts (REITs)—11.0%
Apollo Commercial Real Estate Finance, Inc.	188,977	3,123,790

Chatham Lodging Trust	150,121	4,673,267

DuPont Fabros Technology, Inc.	84,916	3,163,970

LaSalle Hotel Properties	136,815	5,535,535

Mid-America Apartment Communities, Inc.	20,702	1,642,083

Redwood Trust, Inc.	87,375	1,741,384

STAG Industrial, Inc.	205,891	5,394,344

Starwood Property Trust, Inc.	50,254	1,202,578

		26,476,951

Thrifts & Mortgage Finance—1.6%
Flagstar Bancorp, Inc.[1]	149,418	2,123,230

1  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Thrifts & Mortgage Finance (Continued)

Oritani Financial Corp.	124,949	$1,763,030

		3,886,260

Health Care—16.1%

Biotechnology—1.8%
Celldex Therapeutics, Inc.[1]	50,329	1,078,047

Keryx Biopharmaceuticals, Inc.[1]	120,889	1,470,011

Kite Pharma, Inc.[1]	11,001	738,717

Ultragenyx Pharmaceutical, Inc.[1]	15,279	887,710

		4,174,485

Health Care Equipment & Supplies—4.5%
DexCom, Inc.[1]	31,067	1,857,185

Greatbatch, Inc.[1]	36,055	1,750,831

Integra LifeSciences Holdings Corp.[1]	43,537	2,425,882

NxStage Medical, Inc.[1]	85,687	1,532,940

Spectranetics Corp. (The)[1]	99,565	3,256,771

		10,823,609

Health Care Providers & Services—5.4%
Acadia Healthcare Co., Inc.[1]	35,519	2,051,222

HealthSouth Corp.	92,785	4,091,819

Team Health Holdings, Inc.[1]	51,666	2,671,132

WellCare Health Plans, Inc.[1]	56,879	4,143,635

		12,957,808

Health Care Technology—0.9%
HMS Holdings Corp.[1]	110,059	2,177,517

Life Sciences Tools & Services—1.0%
MorphoSys AG1	10,431	895,171

VWR Corp.[1]	64,067	1,547,859

		2,443,030

Pharmaceuticals—2.5%
Aratana Therapeutics, Inc.[1]	67,005	1,110,273

	Shares	Value

Pharmaceuticals (Continued)

Prestige Brands Holdings, Inc.[1]	143,147	$4,904,216

		6,014,489

Industrials—17.7%

Aerospace & Defense—0.6%
AAR Corp.	49,324	1,413,626

Air Freight & Couriers—0.7%
XPO Logistics, Inc.[1]	45,117	1,659,854

Airlines—0.7%
Spirit Airlines, Inc.[1]	23,992	1,778,767

Commercial Services & Supplies—5.4%
ABM Industries, Inc.	72,927	2,105,403

ACCO Brands Corp.[1]	325,661	2,579,235

KAR Auction Services, Inc.	140,703	4,799,379

Matthews International Corp., Cl. A	35,945	1,665,332

Waste Connections, Inc.	39,588	1,710,993

		12,860,342

Construction & Engineering—1.2%
AECOM[1]	64,978	1,651,740

MasTec, Inc.[1]	73,265	1,356,868

		3,008,608

Electrical Equipment—0.7%
Generac Holdings, Inc.[1]	38,177	1,669,862

Machinery—1.4%
Greenbrier Cos., Inc. (The)	30,915	1,605,416

Rexnord Corp.[1]	68,120	1,685,970

		3,291,386

Professional Services—4.3%
Korn/Ferry International[1]	185,752	5,293,932

On Assignment, Inc.[1]	78,473	2,756,757

Paylocity Holding Corp.[1]	94,986	2,237,870

		10,288,559

Road & Rail—1.6%
Saia, Inc.[1]	33,454	1,408,748

2  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Road & Rail (Continued)

Swift Transportation Co., Cl. A1	95,572	$2,349,160

		3,757,908

Trading Companies & Distributors—1.1%
NOW, Inc.[1]	101,685	2,537,041

Information Technology—16.0%

Electronic Equipment, Instruments, & Components—1.9%
IPG Photonics Corp.[1]	16,226	1,211,108

SYNNEX Corp.	44,841	3,326,754

		4,537,862

Internet Software & Services—1.7%
Cornerstone OnDemand, Inc.[1]	40,544	1,335,925

j2 Global, Inc.	47,122	2,706,687

		4,042,612

IT Services—1.8%
Booz Allen Hamilton Holding Corp., Cl. A	66,552	1,937,329

CACI International, Inc., Cl. A1	27,574	2,332,484

		4,269,813

Semiconductors & Semiconductor Equipment—4.6%
Cavium, Inc.[1]	63,954	3,761,135

MKS Instruments, Inc.	68,998	2,415,620

Semtech Corp.[1]	71,101	1,810,232

Spansion, Inc., Cl. A1	88,040	3,121,898

		11,108,885

Software—6.0%
FleetMatics Group plc[1]	32,729	1,158,934

Fortinet, Inc.[1]	112,594	3,365,998

Guidewire Software, Inc.[1]	72,091	3,611,759

Imperva, Inc.[1]	85,350	3,564,216

Proofpoint, Inc.[1]	51,532	2,576,600

		14,277,507

Materials—7.5%

Chemicals—2.9%
A. Schulman, Inc.	42,683	1,487,503

	Shares	Value

Chemicals (Continued)

Cytec Industries, Inc.	37,676	$1,808,071

Intrepid Potash, Inc.[1]	126,952	1,689,731

Tronox Ltd., Cl. A	94,632	2,000,520

		6,985,825

Metals & Mining—1.9%
Century Aluminum Co.[1]	63,613	1,470,096

Kaiser Aluminum Corp.	44,634	3,093,583

		4,563,679

Paper & Forest Products—2.7%
Boise Cascade Co.[1]	64,297	2,600,171

PH Glatfelter Co.	165,390	3,782,469

		6,382,640

Utilities—0.4%

Water Utilities—0.4%
Aqua America, Inc.	33,034	893,570

Total Common Stocks (Cost $228,121,743)		233,466,573

Investment Company—1.7%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.10%[2,3] (Cost $4,028,651)	4,028,651	4,028,651

Total Investments, at Value (Cost $232,150,394)	99.2%	237,495,224

Net Other Assets (Liabilities)	0.8	1,963,571

Net Assets	100.0%	$239,458,795

3  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

* January 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Non-income producing security.

2. Rate shown is the 7-day yield as of January 30, 2015.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended January 30, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares April 30, 2014	Gross Additions	Gross Reductions	Shares January 30, 2015

Oppenheimer Institutional Money Market Fund, Cl. E	682,204	176,949,248	173,602,801	4,028,651

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$4,028,651	$2,603

4  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS January 30, 2015 Unaudited

1. Organization

Oppenheimer Main Street Small Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of

5  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued

6  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

7  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts as of January 30, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$22,014,515	$—	$—	$22,014,515
Consumer Staples	6,104,341	—	—	6,104,341
Energy	10,095,550	—	—	10,095,550
Financials	57,332,883	—	—	57,332,883
Health Care	38,590,938	—	—	38,590,938
Industrials	42,265,953	—	—	42,265,953
Information Technology	38,236,679	—	—	38,236,679
Materials	17,932,144	—	—	17,932,144
Utilities	893,570	—	—	893,570
Investment Company	4,028,651	—	—	4,028,651

Total Assets	$237,495,224	$—	$—	$237,495,224

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.

8  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$232,402,333

Gross unrealized appreciation	$13,734,136
Gross unrealized depreciation	(8,641,245)

Net unrealized appreciation	$5,092,891

9  OPPENHEIMER MAIN STREET SMALL CAP FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	3/9/2015